Stock-Based Compensation (Schedule of Other Stock-Based Awards Activity) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Time-Vested Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested as of January 1, 2024 | shares	1,205
Granted | shares	925
Vested | shares	(580)
Forfeited | shares	(158)
Nonvested as of December 31, 2024 | shares	1,392
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value | $ / shares	$ 133.14
Weighted-Average Grant-Date Fair Value | $ / shares	135.31
Weighted-Average Grant-Date Fair Value | $ / shares	137.70
Weighted-Average Grant-Date Fair Value | $ / shares	138.40
Weighted-Average Grant-Date Fair Value | $ / shares	$ 137.79
Nonvested performance-based restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Nonvested as of January 1, 2024 | shares	903
Granted | shares	655
Vested | shares	(820)
Forfeited | shares	(52)
Nonvested as of December 31, 2024 | shares	686
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value | $ / shares	$ 130.36
Weighted-Average Grant-Date Fair Value | $ / shares	136.41
Weighted-Average Grant-Date Fair Value | $ / shares	131,820
Weighted-Average Grant-Date Fair Value | $ / shares	137,970
Weighted-Average Grant-Date Fair Value | $ / shares	$ 134,870